INCOME TAXES - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Tax loss carry forwards	¥ 48,344,761	¥ 38,132,866
Impairment and investment loss of long-term investments	10,598,946	10,598,946
Lease liabilities	8,801,622	5,651,718
Provision for loan receivable and other receivables	2,927,994	2,927,994
Accrued expenses and other payables	2,173,427	1,781,265
Property and equipment, net	265,165	26,010
Donation		2,500,000
Total gross deferred income tax assets	73,111,915	61,618,799
Less: valuation allowance	(53,311,495)	(47,255,513)	¥ (51,769,696)	¥ (48,897,848)
Total deferred income tax assets, net	19,800,420	14,363,286
Deferred income tax liabilities:
Intangible assets	10,413,194	14,721,528
Right-of-use assets	8,359,975	5,346,529
Contract cost assets	6,692,073	6,361,742
Total gross deferred income tax liabilities	25,465,242	26,429,799
Net deferred income tax liabilities	¥ 5,664,822	¥ 12,066,513